Income taxes (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Tax payables	$ 41,110,171	$ 9,938,664
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax payables	35,372,112	5,968,227
Monthly Provisional Payments [Member]
IfrsStatementLineItems [Line Items]
Tax payables	3,784,513	3,056,567
Tax Under Article N 21 [Member]
IfrsStatementLineItems [Line Items]
Tax payables	345,248	214,732
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Tax payables	$ 1,608,298	$ 699,138